Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Absract]
Related Party Transactions and Balances

16. Related Party Transactions and Balances

(1)	Related Parties:

Name of related parties	Relationship with the Company
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. ( “Zhongxiangxin”)	An entity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An entity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”)	An entity method investee
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun	Director of Hainan Guoxie
Liu Fang	Daughter of Yongjun Liu, Chairman and shareholder of the Company

(2)	Accounts receivable from a related party

	For the Year Ended December 31,
Name of related party	2024	2023	2022
Yangzhou Meihua Import and Export Co., Ltd.	$727,180	$456,361	$-

For the year ended December 31, 2024, the Group sold manufactured products to Yangzhou Meihua Import and Export Co., Ltd. The balance as of December 31, 2024 was still outstanding as of the date of this report.

(3)	Due from related parties

Due from a related party-current	For the Year Ended December 31,
Name of related party	2024	2023	2022
Li Jun	$-	$21,127	$-
Zhongxiangxin	6,854,443	-	-
Hainan Guoxie	10,190,726	-	-
Total	$17,045,169	$21,127	$-

For the year ended December 31, 2024, the Group advanced $6,849,972 (RMB50 million) to Zhongxiangxin with a fixed interest rate of 2.35%. As of December 31, 2024, principle and interests amounted to $6,854,443. The loan was fully collected in March 20, 2025.

For the year ended December 31, 2024, the Company advanced $10,190,726 to Hainan Guoxie. The advance is interest-free and will be converted into a capital injection in Hainan Guoxie.

(4)	Deposits to a related party -noncurrent

	For the Year Ended December 31,
Name of related party	2024	2023	2022
Liu Fang	$-	$9,155,059	$-

On December 19, 2023, Huadong signed a letter of intent with Ms. Liu Fang who is related party to purchase 40% equity interest of Jiangsu Guomai. The Company prepaid $9.2 million in deposits to Ms. Liu Fang and, as a result, a 40% equity interest in Jiangsu Guomai was pledged to Huadong. The transaction has been completed in November 2024, Huadong paid $13.7 million (RMB 100 million) to Ms. Liu Fang.

(5)	Related Party Sales

The Company sells products to its related parties and the sales amount from related parties for 2024, 2023 and 2022 are as follows:

	For the Year Ended December 31,
Name of related party	2024	2023	2022
Yangzhou Meihua Import and Export Co., Ltd.	$768,553	$416,441	$18,780
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	-	10,416
Total	$768,553	$416,441	$29,196